Jan. 08, 2016
General Treasury and Agency Money Market Fund
General Treasury and Agency Money Market Fund
January 8, 2016

THE DREYFUS/LAUREL FUNDS, INC.

- General Treasury and Agency Money Market Fund

Supplement to Class A Shares and Class R Shares

Summary Prospectus and Statutory Prospectus
dated February 27, 2015

The following will replace "Principal Investment Strategy" in the summary prospectus and "Fund Summary—General Treasury and Agency Money Market Fund—Principal Investment Strategy" in the statutory prospectus:

The fund is a "government money market fund."  As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.  As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.  To pursue its goal, the fund normally invests exclusively in securities backed by the full faith and credit of the U.S. government and repurchase agreements in respect of such securities.  Securities backed by the full faith and credit of the U.S. government include Treasury securities as well as securities issued by certain agencies of the U.S. government.

"Regulatory risk" no longer applies to the fund.